CHANGES IN EQUITY - Interest on Shareholders' Equity Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Millions				1 Months Ended			12 Months Ended
	Dec. 05, 2022	Dec. 07, 2021	Dec. 09, 2020	Dec. 29, 2022	Dec. 30, 2021	Dec. 21, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In Equity
Amount per share, dividends (in BRL per share)	R$ 0.7623	R$ 0.1334	R$ 0.4137	R$ 0.7623	R$ 0.1334	R$ 0.0767			R$ 0.0767
Amount, dividends				R$ 11,999.8	R$ 2,099.5				R$ 1,206.9
Total amount							R$ 11,999.8	R$ 9,499.6	R$ 7,716.4
Amount per share, distribution (in BRL per share)					R$ 0.4702				R$ 0.4137
Amount, distribution					R$ 7,400.1				R$ 6,509.5